Leases (Details) - Schedule of lease liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of lease liabilities [Abstract]
Offices, Balance at beginning of year	$ 219	$ 288
Offices, Additions during year			304
Offices, Interest expense during year	7	10		[1]
Offices, Payments during year	(103)	(96)	(16)
Offices, Translation adjustment	4	17		[1]
Offices, Balance at end of year	127	219	288
Total, Balance at beginning of year	219	288
Total, Additions during year			304
Total, Interest expense during year	7	10		[1]
Total, Payments during year	(103)	(96)	(16)
Total, Translation adjustment	4	17		[1]
Total, Balance at end of year	$ 127	$ 219	$ 288

[1]	Under 1 thousand USD.